Group employees (Tables)	12 Months Ended
Dec. 31, 2022
Number and average number of employees [abstract]
Summary of Average Number of Persons Employed by Group and Associates

	2022 Number	2021 Number
U.S.	4,274	4,789
AmSSA	16,084	16,799
Europe	21,885	22,289
APME	9,834	10,488
Subsidiary undertakings	52,077	54,365
Associates	25,874	28,503
	77,951	82,868